Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

VINSCSC2B-15-01  June 9, 2015
1.869876.119

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Money Market Portfolio
April 30, 2015
Prospectus

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

VMM-15-04  June 9, 2015
1.798004.116

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Money Market Portfolio
April 30, 2015
Prospectus

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.

VMMKT-15-04  June 9, 2015
1.836599.115